Consolidated Statements of Financial Position (Unaudited) - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	£ 693	£ 831
Intangible assets	5	6
Total Non-Current Assets	698	837
Current assets
Trade and other receivables	903	1,006
Taxation	1,134	846
Cash and cash equivalents	5,227	2,836
Total Current Assets	7,264	4,688
Total assets	7,962	5,525
Non-current liabilities
Borrowings	380	463
Total Non-Current Liabilities	380	463
Current liabilities
Trade and other payables	1,755	1,447
Borrowings	164	161
Provisions		207
Derivative financial liability	364	85
Total current Liabilities	2,283	1,900
Total liabilities	2,663	2,363
Issued capital and reserves attributable to owners of the parent
Share capital	5,341	1,108
Share premium	84,653	83,667
Merger reserve	53,003	53,003
Warrant reserve	1,275	720
Accumulated deficit	(138,973)	(135,336)
Total equity	5,299	3,162
Total equity and liabilities	£ 7,962	£ 5,525